PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Preferred limited partners' equity
Disclosure of preferred limited partners [Line Items]
Dividends paid	$ 10	$ 12	$ 20	$ 23
Class A Preferred Limited Partnership Series 13 Units
Disclosure of preferred limited partners [Line Items]
Quarterly fixed distribution yield percentage	6.05%